UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Copy to:
Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2018 (unaudited) COMMON STOCKS — 73.2% OF TOTAL NET ASSETS

Banks - Money Center — 10.5%	Shares	Value (a)
Banco Bradesco S.A. ADR (b)	2,735,000	$19,363,800
Itau Unibanco Holding S.A. ADR (b)	1,830,000	20,093,400
		39,457,200
Chemicals - Specialty — 3.0%
Celanese Corporation	100,000	11,400,000

Commercial Banks — 4.6%
Bank of America Corporation	280,000	8,248,800
JPMorgan Chase & Co.	80,000	9,027,200
		17,276,000
Drugs — 2.6%
Eli Lilly and Company	90,000	9,657,900

Electronic and Communication Equipment — 3.1%
Zebra Technologies Corporation (c)	66,000	11,670,780

Leisure — 17.1%
Carnival Corporation (b)	310,000	19,768,700
Norwegian Cruise Line Holdings Ltd. (b)(c)	360,000	20,674,800
Royal Caribbean Cruises Ltd. (b)	185,000	24,038,900
		64,482,400
Machinery — 4.2%
United Rentals, Inc. (c)	97,000	15,869,200

Metals and Mining — 6.6%
Vale S.A. ADR (b)	1,675,000	24,857,000

Oil - Independent Production — 7.4%
Petroleo Brasileiro S.A. - Petrobras ADR (b)	1,800,000	21,726,000
Pioneer Natural Resources Company	35,000	6,096,650
		27,822,650

Oil Refining — 4.6%
BP PLC ADR (b)	170,000	7,837,000
Chevron Corporation	40,000	4,891,200
PBF Energy Inc.	90,000	4,491,900
		17,220,100
Railroad — 1.6%
CSX Corporation	80,000	5,924,000

Retail — 4.5%
Tiffany & Co.	130,000	16,766,100

Textile and Apparel — 3.4%
lululemon athletica inc. (c)	10,000	1,624,900
V.F. Corporation	120,000	11,214,000
		12,838,900

TOTAL COMMON STOCKS (Identified cost $277,890,379)		275,242,230

BONDS — 26.2% OF TOTAL NET ASSETS
United States Treasury — 26.2%	Face Amount
United States Treasury Notes, 0.750%, 10/31/2018	$4,500,000	4,495,215
United States Treasury Notes, 1.125%, 01/31/2019	26,000,000	25,897,406
United States Treasury Notes, 1.250%, 12/15/2018	41,500,000	41,419,735
United States Treasury Notes, 1.250%, 05/31/2019	7,000,000	6,942,031
United States Treasury Notes, 1.250%, 08/31/2019	4,000,000	3,949,844
United States Treasury Notes, 1.875%, 12/15/2020	14,000,000	13,711,250
United States Treasury Notes, 2.250%, 02/29/2020	2,000,000	1,986,094
TOTAL BONDS (Identified cost $98,867,227)		98,401,575

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/28/2018 at 0.42% to be repurchased at $3,295,000 on 10/01/2018 collateralized by $3,650,000 U.S. Treasury Bond, 2.75% due 08/15/2047 valued at $3,355,290 including interest. (Cost $3,295,000)(d)	3,295,000	3,295,000

TOTAL INVESTMENTS — 100.3% (Identified cost $380,052,606)(e)		376,938,805
Cash and receivables		4,757,965
Liabilities		(5,944,171)
TOTAL NET ASSETS — 100.0%		$375,752,599
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$275,242,230	—	—
Bonds
United States Treasury Notes	—	$98,401,575	—
Short-Term Investment
Repurchase Agreement	—	3,295,000	—
Total:	$275,242,230	$101,696,575	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.
(b) At September 30, 2018, the Fund had approximately 22.9% of net assets invested in companies incorporated in Brazil, approximately 6.4% of net assets invested in a company incorporated in Liberia, approximately 5.5% of net assets invested in a company incorporated in Bermuda, approximately 5.3% of net assets invested in a company incorporated in Panama and was less than 5% invested in a company incorporated in United Kingdom.
(c) Non-income producing security.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At September 30, 2018, the net unrealized depreciation on investments based on cost of $383,416,093 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,469,673
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,946,961)
$(6,477,288)
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2018 (unaudited) COMMON STOCKS — 97.6% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 34.8%	Shares	Value(a)
Health Care — 0.3%
Physicians Realty Trust	150,000	$2,529,000

Infrastructure — 0.9%
American Tower Corporation	50,000	7,265,000

Lodging and Resorts — 4.3%
MGM Growth Properties LLC	1,150,000	33,913,500

Residential — 10.4%
American Homes 4 Rent	1,490,000	32,616,100
Apartment Investment and Management Company	270,000	11,915,100
Invitation Homes Inc.	1,630,000	37,343,300
		81,874,500
Retail — 4.9%
DDR Corp.	2,890,000	38,697,100

Specialty — 14.0%
CoreCivic Inc	1,215,000	29,560,950
Gaming and Leisure Properties, Inc.	1,110,000	39,127,500
The GEO Group, Inc.	1,550,000	38,998,000
VICI Properties, Inc.	130,000	2,810,600
		110,497,050

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $285,859,644)		274,776,150

OTHER COMMON STOCKS — 62.8%

Banks - Money Center — 10.5%
Banco Bradesco S.A. ADR (b)	5,850,000	41,418,000
Itau Unibanco Holding S.A. ADR (b)	3,800,000	41,724,000
		83,142,000
Housing and Building Materials — 5.1%
D.R. Horton, Inc.	960,000	40,492,800

Metals and Mining — 34.1%
Anglo American plc ADR (b)	4,000,000	44,700,000
Southern Copper Corporation	945,000	40,767,300
Suncor Energy Inc. (b)	1,025,000	39,657,250
Teck Resources Limited (b)	1,800,000	43,380,000
Vale S.A. ADR (b)	6,775,000	100,541,000
		269,045,550
Miscellaneous — 5.5%
The Howard Hughes Corporation (c)	350,000	43,477,000

Oil - Independent Production — 2.6%
Petroleo Brasileiro S.A. - Petrobras ADR (b)	1,700,000	20,519,000

Steel — 5.0%
Gerdau S.A. ADR (b)	9,300,000	39,153,000

TOTAL OTHER COMMON STOCKS (Identified cost $460,906,953)		495,829,350
TOTAL COMMON STOCKS (Identified cost $746,766,597)		770,605,500

SHORT-TERM INVESTMENT — 1.3% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/28/2018 at 0.42% to be repurchased at $10,375,000 on 10/01/2018 collateralized by $11,490,000 U.S. Treasury Bond, 2.750% due 08/15/2047 valued at $10,562,269 including interest. (Cost $10,375,000)(d)
	Face Amount
	$10,375,000	10,375,000

TOTAL INVESTMENTS — 98.9% (Identified cost $757,141,597)(e)		780,980,500
Cash and receivables		25,326,431
Liabilities		(16,387,594)
TOTAL NET ASSETS — 100.0%		$789,919,337

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$770,605,500	—	—
Short-Term Investment
Repurchase Agreement	—	$10,375,000	—
Total:	$770,605,500	$10,375,000	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.
(b) At September 30, 2018, the Fund had approximately 30.8% of net assets invested in companies incorporated in Brazil, approximately 10.5% of net assets invested in companies incorporated in Canada, and approximately 5.7% of net assets invested in a company incorporated in the United Kingdom.
(c) Non-income producing security.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At September 30, 2018, the net unrealized appreciation on investments based on cost of $757,141,597 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$68,998,081
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(45,159,178)
$23,838,903
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2018 (unaudited) INVESTMENTS HELD LONG — 103.0% OF TOTAL NET ASSETS COMMON STOCKS — 102.0% OF TOTAL NET ASSETS

Banks - Money Center — 11.2%	Shares	Value (a)
Banco Bradesco S.A. ADR (b)	6,330,000	$44,816,400
Itau Unibanco Holding S.A. ADR (b)	4,240,000	46,555,200
		91,371,600
Chemicals - Specialty — 4.2%
Celanese Corporation (c)	300,000	34,200,000

Commercial Banks — 7.4%
Bank of America Corporation	850,000	25,041,000
JPMorgan Chase & Co.	310,000	34,980,400
		60,021,400
Drugs — 4.1%
Eli Lilly and Company	315,000	33,802,650

Electronic and Communication Equipment — 6.0%
Zebra Technologies Corporation (c)(d)	275,000	48,628,250

Leisure — 18.3%
Carnival Corporation (b)(c)	670,000	42,725,900
Norwegian Cruise Line Holdings Ltd. (b)(d)	865,000	49,676,950
Royal Caribbean Cruises Ltd. (b)(c)	440,000	57,173,600
		149,576,450
Machinery — 4.9%
United Rentals, Inc. (d)	245,000	40,082,000

Metals and Mining — 8.3%
Vale S.A. ADR (b)(c)	4,552,000	67,551,680

Oil - Independent Production — 15.2%
Canadian Natural Resources Limited (b)	100,000	3,266,000
Concho Resources Inc. (d)	140,000	21,385,000
EOG Resources, Inc.	120,000	15,308,400
Petroleo Brasileiro S.A. - Petrobras ADR (b)(c)	4,500,000	54,315,000
Pioneer Natural Resources Company	110,000	19,160,900
Whiting Petroleum Corporation (d)	200,000	10,608,000
		124,043,300
Oil Refining — 5.5%
Chevron Corporation	230,000	28,124,400
Marathon Petroleum Corporation	210,000	16,793,700
		44,918,100
Railroad — 2.4%
CSX Corporation	270,000	19,993,500

Retail — 5.2%
Tiffany & Co.	330,000	42,560,100

Steel — 5.5%
Gerdau S.A. ADR (b)	10,700,000	45,047,000

Textile and Apparel — 3.8%
V.F. Corporation	330,000	30,838,500

TOTAL COMMON STOCKS (Identified cost $812,720,210)		832,634,530

SHORT-TERM INVESTMENT — 1.0% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/28/2018 at 0.42% to be repurchased at $8,385,000 on 10/01/2018 collateralized by $9,285,000 U.S. Treasury Bond, 2.75% due 08/15/2047 valued at $8,535,306 including interest. (Cost $8,385,000)(e)

	$8,385,000	8,385,000

TOTAL INVESTMENTS HELD LONG — 103.0% (Identified cost $821,105,210)(f)		841,019,530

INVESTMENTS HELD SHORT — (53.3)% OF TOTAL NET ASSETS

COMMON STOCKS — (6.4)% OF TOTAL NET ASSETS

Leisure — (1.3%)
Netflix, Inc. (d)	(30,000)	(11,223,900)

Technology — (5.1%)
Snap Inc. (d)	(4,900,000)	(41,552,000)

TOTAL COMMON STOCKS (Proceeds $78,832,945)		(52,775,900)

BONDS — (46.9)% OF TOTAL NET ASSETS

United States Treasury — (46.9%)	Face Amount
United States Treasury Bonds, 2.750%, 08/15/2042	$(35,000,000)	(32,432,422)
United States Treasury Bonds, 2.750%, 11/15/2047	(60,000,000)	(54,951,563)
United States Treasury Bonds, 2.875%, 11/15/2046	(100,000,000)	(94,093,750)
United States Treasury Bonds, 3.000%, 02/15/2047	(105,000,000)	(101,238,867)
United States Treasury Bonds, 3.000%, 02/15/2048	(40,000,000)	(38,512,500)
United States Treasury Bonds, 3.125%, 02/15/2043	(40,000,000)	(39,535,937)
United States Treasury Bonds, 3.750%, 11/15/2043	(20,000,000)	(21,908,594)
TOTAL BONDS (Proceeds $389,341,575)		(382,673,633)

TOTAL INVESTMENTS HELD SHORT — (53.3)% (Proceeds $468,174,520)(f)		(435,449,533)
Cash and receivables		448,326,875
Liabilities		(37,581,114)
TOTAL NET ASSETS — 100.0%		$816,315,758
(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$832,634,530	—	—
Short-Term Investment
Repurchase Agreement	—	$8,385,000	—
Total:	$832,634,530	$8,385,000	—

Investments in Securities-Liabilities
Common Stocks*	$52,775,900	—	—
Bonds
United States Treasury Bonds	—	$382,673,633	—
Total:	$52,775,900	$382,673,633	—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
For the nine months ended September 30, 2018, there were no transfers among Levels 1, 2 and 3.
(b) At September 30, 2018, the Fund had approximately 31.6% of net assets invested in companies incorporated in Brazil, approximately 7.0% of net assets invested in a company incorporated in Liberia, approximately 6.1% of net assets invested in a company incorporated in Bermuda, approximately 5.2% of net assets invested in a company incorporated in Panama and was less than 5% invested in a company incorporated in Canada.
(c) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2018 was $233,155,000 and the value of cash held in a segregated account was $416,031,957.
(d) Non-income producing security.
(e) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(f) Federal Tax Information: At September 30, 2018, the net unrealized appreciation on investments, in securities and securities sold short, based on cost of $371,799,069 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$84,111,187
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(50,340,259)
$33,770,928
The cost basis has been reduced by the proceeds of the short positions ($468,174,520) at September 30, 2018. Since the cost basis includes the proceeds from short sales it may result in a net negative cost basis.The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: November 19, 2018

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: November 19, 2018